CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 28,867	$ 32,325
Short-term bank deposits	0	3,000
Marketable securities	6,383	18,541
Trade receivables	111	281
Inventories	162	92
Other receivables and prepaid expenses	2,182	2,651
Total current assets	37,705	56,890
LONG-TERM ASSETS:
Long-term deposits	24	25
fdfdf	1,808	2,109
Property, plant and equipment, net	2,495	2,073
Intangible assets, net	14,630	15,207
Total long term assets	18,957	19,414
Total assets	56,662	76,304
CURRENT LIABILITIES:
Trade payables	1,324	1,463
Employees and payroll accruals	2,384	2,662
Lease liability	754	974
Liabilities in respect of government grants	126	89
Deferred revenues and other advances	16	175
Other payables	937	1,519
Total current liabilities	5,541	6,882
LONG-TERM LIABILITIES:
Lease liability	1,367	1,695
Liabilities in respect of government grants	4,357	4,307
Total non-current liabilities	5,724	6,002
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 41,202,018 shares as of June 30, 2022 and 41,170,168 shares as of December 31, 2021	234	234
Share premium and other capital reserve	260,880	260,488
Accumulated deficit	(224,165)	(207,069)
Equity attributable to equity holders of the Company	36,949	53,653
Non-controlling interests	8,448	9,767
Total equity	45,397	63,420
Shareholder's Equity and Liabilities	$ 56,662	$ 76,304